Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,200,000
Previously Paid Amount	0.00
Total Fee Amount	949.22
Total Offset Amount	0.00
Net Fee	949.22
Narrative - Max Aggregate Offering Price	$ 6,200,000
Final Prospectus	true